14. INCOME TAXES	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
14. INCOME TAXES

During the fiscal years ended 2014 and 2013, the Company did not have unrecognized tax benefits and accordingly did not recognized interest expense or penalties related to unrecognized tax benefits.

The Company’s tax returns for fiscal years 2010 through 2013 are

The (provision) benefit for income taxes was $0 for the fiscal years ended 2014 and 2013, respectively.

The Company’s effective tax rate differs from the federal statutory rate of 34% as follows:

	June 30, 2014	June 30, 2013
Statutory federal tax (benefit) rate	(34)%	(34)%
State and local taxes, net of federal benefit	(5)%	(5)%
Meals and entertainment	-	1%
Stock based compensation	-	3%
Loss on issuance of debentures	5%	6%
NOL True-up federal and state	5%	-%
Change in effective rates	-%	12%
Other various permanent differences	2%	7%
Valuation Allowance	27%	10%
Effective Tax Rate	0%	0%

The tax effects of temporary differences that give rise to deferred tax assets consist of the following:

	June 30, 2014	June 30, 2013
Net Operating loss carry forwards - Federal	$20,993	$19,678
Net Operating loss carry forwards – State	1,283	1,121
Stock based compensation	6,756	6,526
Debt discount	2,295	1,018
Long-term assets	348	270
Deferred Compensation	150	270
Deferred revenue	194	147
Change in fair value of derivative	(2,988)	(1,860)
Other	11	29
Reserves and allowances	546	259
Total deferred assets	29,588	27,458
Valuation allowance	(29,588)	(27,458)
Net deferred tax assets	$0	$0

As of June 30, 2014, the Company had federal net operating loss carry forwards of approximately $61,743.  If not used, these carry forwards will expire between 2028 and 2033.

The Company maintains a valuation allowance until it achieves and sustains an appropriate level of profitability.

Compensation expense recognized attributable to non-qualified stationary stock options give rise to temporary timing differences and are not tax deductible by the Company for federal and state income tax purposes until they are exercised.  When stock options are cancelled, the Company does not receive any tax benefit and records a reduction of the deferred tax asset, with an offsetting reduction to the valuation allowance.  Such reductions in deferred tax assets related to awards that were cancelled were $0 and $0 during the fiscal years ended 2014 and 2013.

During the fiscal years ended 2014 and 2013, the Company did not have unrecognized tax benefits and accordingly did not recognized interest expense or penalties related to unrecognized tax benefits.

The Company’s tax returns for fiscal years 2010 through 2013 are currently open to audit by the tax authorities under the statute limitations for relevant federal and state jurisdictions.

currently open to audit by the tax authorities under the statute limitations for relevant federal and state jurisdictions.